Taxes (Details 2) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Components of deferred tax assets
Net operating loss carryforwards	$ 1,635,711	$ 6,152,427
Allowance on receivables	390,765	583,463
Allowance on inventory	292	344,474
Valuation allowance on net operating loss	(2,026,768)	(7,080,364)
Total	0	0
Deferred tax liabilities:
Accelerated depreciation of equipment	25,547	34,153
Total	$ 25,547	$ 34,153